Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Other Investments and Non-current Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Non-current accounts receivable	$ 204	$ 246
Investments in strategic equity securities	14	23
Non-current portion of valuation of derivative financial instruments	22	3
Investments at fair value through the income statement	3	3
Other investments and non-current accounts receivable	$ 243	$ 275